Other comprehensive income - Items not reclassified: benefit plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Increase (decrease) in accumulated actuarial losses/profits	€ (25)
Increase (decrease) in accumulated actuarial losses/profits	(25)
Spain
Disclosure of analysis of other comprehensive income by item [line items]
Increase (decrease) in accumulated actuarial losses/profits	€ 84
Discount rates	0.60%	0.80%
Increase (decrease) in accumulated actuarial losses/profits	€ 84
United Kingdom
Disclosure of analysis of other comprehensive income by item [line items]
Increase (decrease) in accumulated actuarial losses/profits	€ 568
Discount rates	1.28%	2.11%	2.90%
Increase (decrease) in accumulated actuarial losses/profits	€ 568
Brazil
Disclosure of analysis of other comprehensive income by item [line items]
Increase (decrease) in accumulated actuarial losses/profits	(194)
Increase (decrease) in accumulated actuarial losses/profits	€ (194)
Pension benefits | Brazil
Disclosure of analysis of other comprehensive income by item [line items]
Discount rates	6.82%	7.05%
Medical benefits | Brazil
Disclosure of analysis of other comprehensive income by item [line items]
Discount rates	7.14%	7.22%
Discount rate actuarial assumptions | Other Regions
Disclosure of analysis of other comprehensive income by item [line items]
Increase (decrease) in accumulated actuarial losses/profits	€ (433)
Increase (decrease) in accumulated actuarial losses/profits	€ (433)